CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (690,438)	$ (370,866)	$ (88,656)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,231	6,008	2,323
Stock-based compensation	205,711	137,991	4,858
Revaluation of warrant liability	(3,051)	(13,448)	3,339
Non-cash in-kind services	46,271	45,729	8,000
Loss on forward contract liability	0	1,324	0
Impairment expense	0	14,415	0
Equity in net loss of affiliates	3,580	637	0
Issuance of common stock for commitment shares	5,564	0	0
Inventory write-downs	4,927	0	0
Other non-cash activity	1,626	(1,063)	151
Changes in operating assets and liabilities:
Inventory	(17,412)	0	0
Prepaid expenses and other current assets	(10,967)	(928)	(606)
Accounts payable, accrued expenses and other current liabilities	96,144	29,668	(9,366)
Long-term and customer deposits	(4,721)	0	0
Other assets	(1,216)	0	0
Operating lease liabilities	(50)	0	0
Other long-term liabilities	48,647	0	(670)
Net cash used in operating activities	(307,154)	(150,533)	(80,627)
Cash flows from investing activities
Purchases and deposits for property, plant and equipment	(179,269)	(22,324)	(21,100)
Investments in affiliates	(25,000)	(8,817)	0
Settlement of first price differential	(3,412)	0	0
Proceeds from sale of equipment	200	0	0
Cash paid towards build-to-suit lease	0	0	(18,202)
Net cash used in investing activities	(207,481)	(31,141)	(39,302)
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid	0	264,548	2,160
Repurchase of Series B redeemable convertible preferred stock from related parties, net of issuance costs paid	0	0	(31,356)
Proceeds from issuance of Series D redeemable convertible preferred stock, net of issuance costs paid	0	50,349	65,000
Business Combination and PIPE financing, net of issuance costs paid	0	616,726	0
Proceeds from the exercise of stock options	4,785	9,650	1
Proceeds from issuance of shares under the Tumim Purchase Agreement	163,788	0	0
Proceeds from landlord on finance lease	0	889	0
Payments on finance lease liability	(863)	(1,042)	0
Proceeds from issuance of promissory note, net of issuance costs	24,632	0	0
Proceeds from note payable	0	4,134	0
Payment of note payable	(4,100)	(4,134)	0
Payment for issuance costs	(644)	0	0
Net cash provided by financing activities	187,598	941,120	35,805
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(327,037)	759,446	(84,124)
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period	849,278	89,832	173,956
Cash and cash equivalents, including restricted cash and cash equivalents, end of period	522,241	849,278	89,832
Supplemental cash flow disclosures:
Cash paid for interest	797	884	96
Cash interest received	512	703	1,437
Cash paid for income taxes, net of refunds	0	0	2
Supplemental noncash investing and financing activities:
Purchases of property, plant and equipment included in liabilities	27,510	6,751	1,094
Property acquired through build-to-suit lease	0	0	3,243
Non-cash acquisition of license	0	0	50,000
Accrued Series D redeemable convertible preferred stock issuance costs	0	0	4,695
Non-cash prepaid in-kind services	0	46,271	0
Accrued Business Combination and PIPE transaction costs	0	285	0
Net liabilities assumed from VectoIQ	0	21,919	0
Settlement of forward contract liability	0	1,324	0
Stock option proceeds receivable	0	213	0
Leased assets obtained in exchange for new finance lease liabilities	646	0	0
Common stock issued for commitment shares	5,564	0	0
Common stock issued for investments in affiliates, including common stock with embedded put right	32,376	0	0
Acquired intangible assets included in liabilities	$ 47,181	$ 0	$ 0